Shares-Based Compensation - Summary of Stock Options (Detail) - USD ($)							12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Jun. 28, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning							26,733,506
Number of shares, Granted		116,000	15,000,000	2,607,303	19,252,381	4,873,822	15,116,000
Number of shares, Forfeited							(136,000)
Number of shares, Ending	41,713,506			26,733,506			41,713,506	26,733,506
Number of shares, Vested and expect to be vested	41,713,506						41,713,506
Number of shares, Exercisable	8,669,543						8,669,543
Weighted average exercise price per share, Beginning							$ 0.19
Weighted average exercise price per share, Granted							0.35
Weighted average exercise price per share, Forfeited							0.10
Weighted average exercise price per share, Ending	$ 0.25			$ 0.19			0.25	$ 0.19
Weighted average exercise price, Vested and expect to be vested	0.25						0.25
Weighted average exercise price per share, Exercisable	$ 0.19						$ 0.19
Weighted remaining contractual years							8 years 9 months 10 days	8 years 6 months
Weighted remaining contractual years, Vested and expect to be vested							8 years 9 months 10 days
Weighted remaining contractual years, Exercisable	10 years						8 years 1 month 27 days
Aggregate intrinsic value	$ 587,342,349			$ 100,101,256			$ 587,342,349	$ 100,101,256
Aggregate intrinsic value, Vested and expect to be vested	587,342,349						587,342,349
Aggregate intrinsic value, Exercisable	$ 122,626,494						$ 122,626,494